OPERATING LEASE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Operating Lease
SCHEDULE OF BALANCE SHEET INFORMATION RELATED OPERATING LEASE

Balance sheet information related to the operating lease is as follows:

	March 31, 2024	September 30, 2023
	(Unaudited)
Operating lease assets:
Operating lease right of use assets	199,679	312,067
Total operating lease assets	199,679	312,067

Operating lease obligations:
Current operating lease liabilities	202,552	227,297
Non-current operating lease liabilities	-	91,720
Total operating lease obligations	202,552	319,017

Balance sheet information related to the operating lease is as follows:

	September 30, 2023	September 30, 2022

Operating lease assets:
Operating lease right of use assets	$312,067	$546,690
Total operating lease assets	312,067	546,690

Operating lease obligations:
Current operating lease liabilities	227,297	230,182
Non-current operating lease liabilities	91,720	327,202
Total operating lease obligations	$319,017	$557,384

SCHEDULE OF WEIGHTED-AVERAGE OF OPERATING LEASE	The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:
March 31, 2024
Weighted-average remaining lease term	0.9

Weighted-average discount rate	4.75%

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

September 30, 2023
Weighted-average remaining lease term	1.4

Weighted-average discount rate	4.75%

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities as of March 31, 2024:

12 months ending March 31,	US$
2025	206,661
2026	-
2027	-
Total lease payments	206,661
Less: imputed interest	(4,109)
Total lease liabilities	202,552

The following table summarizes the maturity of operating lease liabilities as of September 30, 2023:

12 months ending March 31,	US$
2024	$236,512
2025	92,580
2026	-
Total lease payments	329,091
Less: imputed interest	(10,074)
Total lease liabilities	$319,017